Short-Term Borrowings (Summary Of Short-Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal Funds Purchased And Securities Sold Under Agreements To Repurchase [Member]
Short Term Debt [Line Items]
Average balance	$ 1,928,891	$ 2,159,933	$ 2,615,536
Year-end balance	1,906,461	1,887,052	2,114,908
Maximum month-end outstanding	2,035,285	2,631,628	3,046,201
Average rate for the year	0.24%	0.23%	0.24%
Average rate at year-end	0.22%	0.23%	0.22%
Trading Liabilities [Member]
Short Term Debt [Line Items]
Average balance	589,461	609,772	547,377
Year-end balance	564,429	347,285	361,920
Maximum month-end outstanding	808,139	709,642	654,748
Average rate for the year	1.77%	2.45%	3.30%
Average rate at year-end	1.88%	2.34%	3.01%
Other Short Term Borrowings [Member]
Short Term Debt [Line Items]
Average balance	450,690	290,344	227,772
Year-end balance	441,201	172,550	180,735
Maximum month-end outstanding	$ 1,270,180	$ 643,094	$ 693,512
Average rate for the year	0.15%	0.29%	0.56%
Average rate at year-end	0.25%	0.08%	0.18%